Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net (Loss) Income Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Class A [Member]
Numerator:
Allocation of net (loss) income	$ (1,868,532)	$ 3,586,446
Denominator:
Weighted-average shares outstanding	14,970,335	25,873,722
Basic net (loss) income per share of common stock	$ (0.12)	$ 0.14
Diluted net (loss) income per share of common stock	$ (0.12)	$ 0.14
Class B [Member]
Numerator:
Allocation of net (loss) income		$ 857,188
Denominator:
Weighted-average shares outstanding		6,184,019
Basic net (loss) income per share of common stock		$ 0.14
Diluted net (loss) income per share of common stock		$ 0.14